Annual Fund Operating Expenses - ABS Insights Emerging Markets Fund	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
ABS Insights Emerging Markets Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.13%
ABS Insights Emerging Markets Fund Super Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.04%	[1]
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	0.99%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds (“ETFs”). The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2027 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund’s advisor))) do not exceed 1.09% and 0.95% of average daily net assets attributable to Institutional Class and Super Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees are waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing limits or limits in place at time of recoupment after the recoupment is taken into account. This agreement may be terminated by the Board of Trustees only on 60 days’ written notice to the Fund’s advisor.